CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,591	$ 1,373	$ 2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in premiums receivable	(116)	(715)	(1,064)
Decrease (increase) in funds held by reinsureds, net	138	(81)	(66)
Decrease (increase) in reinsurance recoverables	(1,453)	(1,091)	143
Decrease (increase) in income taxes	150	(277)	(559)
Decrease (increase) in prepaid reinsurance premiums	360	(232)	(46)
Increase (decrease) in reserve for losses and loss adjustment expenses	3,602	5,612	2,256
Increase (decrease) in unearned premiums	(278)	809	1,387
Increase (decrease) in amounts due to reinsurers	(235)	135	18
Increase (decrease) in losses in course of payment	(98)	75	93
Change in equity adjustments in limited partnerships	(364)	(261)	(168)
Distribution of limited partnership income	195	163	120
Change in other assets and liabilities, net	(463)	(431)	(339)
Non-cash compensation expense	61	63	49
Amortization of bond premium (accrual of bond discount)	(166)	(167)	(64)
Net (gains) losses on investments	143	(19)	276
Net cash provided by (used in) operating activities	3,068	4,957	4,553
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from fixed maturities matured/called/repaid - available for sale	4,497	3,783	2,310
Proceeds from fixed maturities sold - available for sale	1,571	6,257	3,849
Proceeds from fixed maturities matured/called/repaid - held to maturity	199	157	105
Proceeds from fixed maturities sold - held to maturity	10	0	0
Proceeds from equity securities sold	56	37	126
Distributions from other invested assets	334	409	245
Cost of fixed maturities acquired - available for sale	(10,364)	(11,563)	(10,653)
Cost of fixed maturities acquired - held to maturity	(7)	(49)	(112)
Cost of equity securities acquired	(9)	(50)	(17)
Cost of other invested assets acquired	(507)	(936)	(902)
Net change in short-term investments	1,875	(2,494)	(1,034)
Net change in unsettled securities transactions	(83)	(27)	181
Proceeds from sale of renewal rights	331	0	0
Net cash provided by (used in) investing activities	(2,096)	(4,478)	(5,902)
CASH FLOWS FROM FINANCING ACTIVITIES:
Common shares issued (redeemed) during the period for share-based compensation, net of expense	(21)	(24)	(23)
Proceeds from public offering of common shares	0	0	1,445
Purchase of treasury shares	(797)	(200)	0
Dividends paid to shareholders	(335)	(334)	(288)
Net FHLB borrowings (repayments)	0	200	300
Cost of shares withheld on settlements of share-based compensation awards	(22)	(25)	(24)
Net cash provided by (used in) financing activities	(1,175)	(383)	1,409
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(28)	16	(23)
Net increase (decrease) in cash	(231)	112	38
Cash, beginning of period	1,549	1,437	1,398
Cash, end of period	1,318	1,549	1,437
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid (recovered)	150	397	196
Interest paid	150	147	130
NON-CASH TRANSACTIONS:
Non-cash limited partnership distribution	$ 8	$ 23	$ 0